PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 93.3%
Basic Materials : 2.2%
115,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 $ 115,616
0.1
79,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 79,357
0.1
230,000  BHP Billiton Finance
USA Ltd., 5.000%,
02/21/2030 235,747
0.3
148,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 151,622
0.2
230,000  BHP Billiton Finance
USA Ltd., 5.300%,
02/21/2035 234,938
0.3
78,000  Dow Chemical Co.,
4.375%,
11/15/2042 63,640
0.1
61,000  EIDP, Inc., 5.125%,
05/15/2032 62,266
0.1
158,000  Nucor Corp., 5.100%,
06/01/2035 158,566
0.2
237,000  Nutrien Ltd., 2.950%,
05/13/2030 220,747
0.2
39,000  Nutrien Ltd., 4.900%,
03/27/2028 39,569
0.0
155,000  Rio Tinto Finance
USA PLC, 5.250%,
03/14/2035 157,795
0.2
161,000  Rio Tinto Finance
USA PLC, 5.750%,
03/14/2055 161,361
0.2
132,000  Rio Tinto Finance
USA PLC, 5.875%,
03/14/2065 132,720
0.1
142,000  Sherwin-Williams Co.,
4.800%,
09/01/2031 143,614
0.1
1,957,558
2.2
Communications : 8.0%
195,000  Alphabet, Inc., 5.250%,
05/15/2055 192,192
0.2
107,000  Alphabet, Inc., 5.300%,
05/15/2065 104,854
0.1
106,000  Amazon.com, Inc.,
2.100%,
05/12/2031 94,146
0.1
144,000  AT&T, Inc., 3.500%,
06/01/2041 113,045
0.1
682,000  AT&T, Inc., 3.550%,
09/15/2055 460,545
0.5
178,000  AT&T, Inc., 3.650%,
09/15/2059 119,517
0.1
107,000  AT&T, Inc., 3.800%,
12/01/2057 74,939
0.1
214,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 146,994
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
39,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 $ 27,368
0.0
204,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 163,337
0.2
195,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 208,137
0.2
124,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 127,594
0.1
99,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 96,089
0.1
89,000  Cisco Systems, Inc.,
5.350%,
02/26/2064 85,976
0.1
120,000  Cisco Systems, Inc.,
5.500%,
02/24/2055 119,871
0.1
109,000  Comcast Corp.,
3.200%,
07/15/2036 91,296
0.1
109,000  Comcast Corp.,
3.250%,
11/01/2039 85,448
0.1
55,000  Comcast Corp.,
5.300%,
06/01/2034 56,358
0.1
89,000  Comcast Corp.,
5.300%,
05/15/2035 90,718
0.1
87,000  Comcast Corp.,
5.500%,
05/15/2064 81,084
0.1
93,000  Comcast Corp.,
5.650%,
06/01/2054 90,437
0.1
142,000
(1)
Comcast Corp.,
6.050%,
05/15/2055 145,097
0.2
17,000  Comcast Corp.,
6.500%,
11/15/2035 18,897
0.0
128,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 124,921
0.1
114,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 111,501
0.1
81,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 81,055
0.1
109,000  Motorola Solutions, Inc.,
4.850%,
08/15/2030 110,206
0.1
203,000  Motorola Solutions, Inc.,
5.550%,
08/15/2035 207,056
0.2
151,000
(2)
Netflix, Inc., 4.875%,
06/15/2030 154,553
0.2
42,000  Netflix, Inc., 5.400%,
08/15/2054 41,481
0.1
167,000  Netflix, Inc., 5.875%,
11/15/2028 176,083
0.2
134,000  Paramount Global,
3.700%,
06/01/2028 130,107
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
9,000  Paramount Global,
4.200%,
05/19/2032 $ 8,218
0.0
163,000  Paramount Global,
4.950%,
05/19/2050 124,798
0.1
75,000  Paramount Global,
5.250%,
04/01/2044 59,746
0.1
202,000  SoftBank Corp.,
4.699%,
07/09/2030 202,000
0.2
210,000
(2)
SoftBank Corp.,
5.332%,
07/09/2035 210,000
0.2
244,000  Sprint Capital Corp.,
6.875%,
11/15/2028 262,004
0.3
259,000  Sprint Capital Corp.,
8.750%,
03/15/2032 314,336
0.4
20,000  Time Warner Cable
Enterprises LLC,
8.375%,
07/15/2033 23,299
0.0
63,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 60,524
0.1
12,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 10,748
0.0
32,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 30,046
0.0
155,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 141,147
0.2
56,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 53,922
0.1
58,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 54,494
0.1
142,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 137,956
0.2
99,000  T-Mobile USA, Inc.,
5.125%,
05/15/2032 100,996
0.1
54,000  T-Mobile USA, Inc.,
5.250%,
06/15/2055 49,351
0.1
163,000
(1)
T-Mobile USA, Inc.,
5.300%,
05/15/2035 165,105
0.2
62,000  T-Mobile USA, Inc.,
5.650%,
01/15/2053 60,029
0.1
72,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 70,584
0.1
115,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 114,567
0.1
311,000  United States Cellular
Corp., 6.700%,
12/15/2033 328,100
0.4
44,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 37,925
0.0
168,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 144,876
0.2
38,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 34,094
0.0
114,000  Verizon
Communications, Inc.,
3.875%,
03/01/2052 84,897
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
38,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 $ 35,680
0.0
183,000
(1)
Verizon
Communications, Inc.,
5.250%,
04/02/2035 184,594
0.2
104,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 114,033
0.1
7,148,971
8.0
Consumer, Cyclical : 6.7%
230,019  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 224,031
0.3
321,103  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 308,214
0.4
22,735  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 21,538
0.0
60,251  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 57,424
0.1
113,000  Delta Air Lines, Inc.,
5.250%,
07/10/2030 113,800
0.1
200,000  Ford Motor Credit
Co. LLC, 4.000%,
11/13/2030 182,657
0.2
200,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 195,555
0.2
119,000  General Motors Co.,
6.250%,
10/02/2043 116,825
0.1
142,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 123,055
0.1
54,000  General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 54,319
0.1
48,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 49,426
0.1
147,000  General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 150,359
0.2
132,000  Home Depot, Inc.,
2.700%,
04/15/2030 123,315
0.1
68,000  Home Depot, Inc.,
3.300%,
04/15/2040 54,329
0.1
31,000  Home Depot, Inc.,
3.625%,
04/15/2052 22,586
0.0
120,000  Home Depot, Inc.,
4.950%,
06/25/2034 121,512
0.1
28,000
(1)
Home Depot, Inc.,
4.950%,
09/15/2052 25,496
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
97,000  Home Depot, Inc.,
5.300%,
06/25/2054 $ 93,203
0.1
209,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 209,406
0.2
316,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 316,927
0.4
121,000
(2)
Hyundai Capital
America, 5.150%,
03/27/2030 122,497
0.1
175,000
(1)(2)
Hyundai Capital
America, 5.400%,
03/29/2032 177,165
0.2
101,000
(2)
Hyundai Capital
America, 5.680%,
06/26/2028 103,685
0.1
159,000
(2)
Hyundai Capital
America, 6.100%,
09/21/2028 165,339
0.2
63,000  Lowe's Cos., Inc.,
2.800%,
09/15/2041 44,046
0.1
33,000  Lowe's Cos., Inc.,
3.750%,
04/01/2032 31,137
0.0
37,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 28,989
0.0
144,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 111,862
0.1
40,000  Lowe's Cos., Inc.,
4.650%,
04/15/2042 35,157
0.0
32,000  Lowe's Cos., Inc.,
5.000%,
04/15/2033 32,365
0.0
63,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 61,274
0.1
27,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 26,389
0.0
37,000  McDonald's Corp.,
MTN, 4.200%,
04/01/2050 29,405
0.0
182,000  MDC Holdings, Inc.,
2.500%,
01/15/2031 159,477
0.2
44,000  O'Reilly Automotive,
Inc., 4.700%,
06/15/2032 43,707
0.1
112,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 110,986
0.1
200,000
(2)
Sodexo, Inc., 5.150%,
08/15/2030 203,265
0.2
80,000  Starbucks Corp.,
4.800%,
05/15/2030 81,036
0.1
77,000  Target Corp., 5.000%,
04/15/2035 76,915
0.1
112,000  Toyota Motor Corp.,
5.053%,
06/30/2035 113,033
0.1
169,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 171,754
0.2
178,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 187,427
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
110,000  Toyota Motor Credit
Corp., MTN, 4.600%,
10/10/2031 $ 110,294
0.1
36,172  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 36,942
0.0
81,764  United Airlines Pass
Through Trust 20-1, B,
4.875%,
07/15/2027 81,670
0.1
76,036  United Airlines Pass
Through Trust 2014-1,
A, 4.000%,
10/11/2027 75,398
0.1
128,899  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 126,807
0.1
42,406  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 40,099
0.1
168,032  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 158,609
0.2
60,000  Walmart, Inc., 2.500%,
09/22/2041 42,402
0.1
478,000  Walmart, Inc., 4.900%,
04/28/2035 484,320
0.5
206,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 144,715
0.2
81,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 56,179
0.1
6,038,322
6.7
Consumer, Non-cyclical : 16.4%
125,000  AbbVie, Inc., 3.200%,
11/21/2029 119,601
0.1
82,000  AbbVie, Inc., 4.050%,
11/21/2039 71,911
0.1
21,000  AbbVie, Inc., 4.625%,
10/01/2042 18,795
0.0
126,000  AbbVie, Inc., 4.875%,
03/15/2030 129,061
0.1
100,000  AbbVie, Inc., 5.050%,
03/15/2034 101,854
0.1
61,000  AbbVie, Inc., 5.350%,
03/15/2044 59,836
0.1
97,000  AbbVie, Inc., 5.500%,
03/15/2064 94,144
0.1
173,000  AbbVie, Inc., 5.600%,
03/15/2055 173,221
0.2
76,000  Altria Group, Inc.,
6.200%,
11/01/2028 80,254
0.1
19,000  Amgen, Inc., 2.300%,
02/25/2031 16,903
0.0
47,000  Amgen, Inc., 2.450%,
02/21/2030 43,055
0.0
110,000  Amgen, Inc., 3.150%,
02/21/2040 84,785
0.1
56,000  Amgen, Inc., 5.250%,
03/02/2030 57,718
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
171,000  Amgen, Inc., 5.250%,
03/02/2033 $ 175,168
0.2
131,000  Amgen, Inc., 5.650%,
03/02/2053 127,996
0.1
72,000  Amgen, Inc., 5.750%,
03/02/2063 70,052
0.1
102,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 99,571
0.1
344,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 315,576
0.3
44,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 41,082
0.0
56,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
01/23/2029 57,027
0.1
63,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.950%,
01/15/2042 59,477
0.1
81,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 82,201
0.1
83,000  BAT Capital Corp.,
3.984%,
09/25/2050 59,092
0.1
65,000  BAT Capital Corp.,
5.350%,
08/15/2032 66,527
0.1
126,000  BAT Capital Corp.,
7.079%,
08/02/2043 138,878
0.2
97,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 97,975
0.1
83,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 89,984
0.1
275,000  Bunge Ltd. Finance
Corp., 4.650%,
09/17/2034 266,933
0.3
81,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 82,593
0.1
131,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 134,382
0.1
61,000  Cardinal Health, Inc.,
5.350%,
11/15/2034 62,238
0.1
79,000  Cardinal Health, Inc.,
5.750%,
11/15/2054 77,932
0.1
50,000  Cencora, Inc., 4.850%,
12/15/2029 50,808
0.1
143,000  Cigna Group, 4.800%,
08/15/2038 134,524
0.1
312,000  Cigna Group, 5.600%,
02/15/2054 299,547
0.3
67,000  Coca-Cola Co., 5.200%,
01/14/2055 64,192
0.1
37,000  Coca-Cola Co., 5.400%,
05/13/2064 36,130
0.0
268,000  Colgate-Palmolive Co.,
4.200%,
05/01/2030 269,176
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
18,000  CVS Health Corp.,
4.125%,
04/01/2040 $ 15,089
0.0
203,000  CVS Health Corp.,
4.780%,
03/25/2038 186,423
0.2
53,000  CVS Health Corp.,
5.000%,
01/30/2029 53,819
0.1
63,000  CVS Health Corp.,
5.125%,
02/21/2030 64,157
0.1
15,000  CVS Health Corp.,
6.000%,
06/01/2063 14,352
0.0
64,000  Elevance Health, Inc.,
2.875%,
09/15/2029 60,276
0.1
163,000  Elevance Health, Inc.,
5.850%,
11/01/2064 158,406
0.2
140,000  Eli Lilly & Co., 4.750%,
02/12/2030 143,579
0.2
90,000  Eli Lilly & Co., 5.000%,
02/09/2054 84,172
0.1
125,000  Eli Lilly & Co., 5.050%,
08/14/2054 117,429
0.1
133,000  Eli Lilly & Co., 5.200%,
08/14/2064 126,035
0.1
21,000  Eli Lilly & Co., 5.500%,
02/12/2055 21,147
0.0
65,000  Eli Lilly & Co., 5.550%,
03/15/2037 69,731
0.1
196,000  Equifax, Inc., 5.100%,
06/01/2028 199,816
0.2
227,000  GE HealthCare
Technologies, Inc.,
4.800%,
01/15/2031 228,946
0.3
105,000  GE HealthCare
Technologies, Inc.,
5.500%,
06/15/2035 107,564
0.1
134,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 136,823
0.2
205,000  Gilead Sciences, Inc.,
5.100%,
06/15/2035 207,710
0.2
122,000  Gilead Sciences, Inc.,
5.600%,
11/15/2064 120,004
0.1
44,000  HCA, Inc., 2.375%,
07/15/2031 38,312
0.0
32,000  HCA, Inc., 3.375%,
03/15/2029 30,753
0.0
40,000  HCA, Inc., 3.500%,
09/01/2030 37,838
0.0
90,000  HCA, Inc., 4.125%,
06/15/2029 88,449
0.1
95,000  HCA, Inc., 5.125%,
06/15/2039 89,408
0.1
70,000  HCA, Inc., 5.500%,
03/01/2032 72,279
0.1
175,000  HCA, Inc., 5.750%,
03/01/2035 180,061
0.2
20,000  HCA, Inc., 5.875%,
02/01/2029 20,761
0.0
76,000  HCA, Inc., 6.000%,
04/01/2054 74,408
0.1
73,000  HCA, Inc., 6.100%,
04/01/2064 71,257
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
151,000  HCA, Inc., 6.200%,
03/01/2055 $ 152,200
0.2
166,000
(2)
Horizon Mutual
Holdings, Inc., 6.200%,
11/15/2034 163,497
0.2
200,000
(2)
Imperial Brands
Finance PLC, 5.625%,
07/01/2035 200,753
0.2
200,000
(2)
Imperial Brands
Finance PLC, 6.375%,
07/01/2055 202,939
0.2
51,000  Johnson & Johnson,
2.100%,
09/01/2040 35,060
0.0
81,000  Johnson & Johnson,
3.625%,
03/03/2037 72,522
0.1
99,000  Johnson & Johnson,
4.850%,
03/01/2032 101,878
0.1
99,000  Johnson & Johnson,
5.000%,
03/01/2035 101,532
0.1
50,000  Johnson & Johnson,
5.850%,
07/15/2038 54,562
0.1
54,000  Kenvue, Inc., 4.850%,
05/22/2032 54,679
0.1
33,000  Kenvue, Inc., 5.050%,
03/22/2053 30,722
0.0
23,000  Kenvue, Inc., 5.100%,
03/22/2043 22,302
0.0
25,000  Kenvue, Inc., 5.200%,
03/22/2063 23,155
0.0
17,000  Keurig Dr Pepper, Inc.,
4.600%,
05/15/2030 17,091
0.0
54,000  Keurig Dr Pepper, Inc.,
5.150%,
05/15/2035 53,908
0.1
153,000  Kroger Co., 5.000%,
09/15/2034 152,001
0.2
126,000  Kroger Co., 5.500%,
09/15/2054 119,690
0.1
149,000  Kroger Co., 5.650%,
09/15/2064 141,178
0.2
154,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 153,011
0.2
287,000
(2)
L'Oreal SA, 5.000%,
05/20/2035 291,938
0.3
120,000
(2)
Mars, Inc., 2.375%,
07/16/2040 84,197
0.1
53,000
(2)
Mars, Inc., 4.800%,
03/01/2030 53,719
0.1
152,000
(2)
Mars, Inc., 5.000%,
03/01/2032 154,098
0.2
212,000
(2)
Mars, Inc., 5.200%,
03/01/2035 214,646
0.2
76,000
(2)
Mars, Inc., 5.650%,
05/01/2045 76,228
0.1
245,000
(2)
Mars, Inc., 5.700%,
05/01/2055 244,576
0.3
223,000
(2)
Mars, Inc., 5.800%,
05/01/2065 222,790
0.2
56,000  McCormick & Co., Inc.,
4.700%,
10/15/2034 54,342
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
81,000  McKesson Corp.,
4.950%,
05/30/2032 $ 82,118
0.1
333,000  McKesson Corp.,
5.250%,
05/30/2035 338,396
0.4
117,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 111,643
0.1
189,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 175,429
0.2
138,000  Philip Morris
International, Inc.,
4.375%,
04/30/2030 137,705
0.2
104,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 104,832
0.1
179,000  Philip Morris
International, Inc.,
4.875%,
04/30/2035 176,672
0.2
115,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 117,355
0.1
30,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 27,225
0.0
34,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 31,651
0.0
62,000  RELX Capital, Inc.,
4.750%,
03/27/2030 62,843
0.1
325,000  RELX Capital, Inc.,
5.250%,
03/27/2035 332,697
0.4
200,000
(2)
Rentokil Terminix
Funding LLC, 5.625%,
04/28/2035 202,929
0.2
48,000  Reynolds American,
Inc., 5.850%,
08/15/2045 46,349
0.0
139,000  Rollins, Inc., 5.250%,
02/24/2035 139,582
0.2
127,000  Royalty Pharma PLC,
1.750%,
09/02/2027 120,305
0.1
77,000  Royalty Pharma PLC,
5.150%,
09/02/2029 78,638
0.1
159,000  Smith & Nephew PLC,
2.032%,
10/14/2030 139,303
0.2
139,000  Solventum Corp.,
5.400%,
03/01/2029 143,174
0.2
57,000  Solventum Corp.,
5.600%,
03/23/2034 58,686
0.1
144,000  Solventum Corp.,
5.900%,
04/30/2054 144,065
0.2
200,000  Takeda US Financing,
Inc., 5.200%,
07/07/2035 200,102
0.2
208,000  Takeda US Financing,
Inc., 5.900%,
07/07/2055 209,198
0.2
69,000  Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 68,384
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
38,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 $ 39,191
0.0
89,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 64,610
0.1
56,000  UnitedHealth Group,
Inc., 2.875%,
08/15/2029 52,871
0.1
51,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 37,507
0.0
37,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 29,878
0.0
71,000  UnitedHealth Group,
Inc., 4.400%,
06/15/2028 71,361
0.1
30,000  UnitedHealth Group,
Inc., 4.450%,
12/15/2048 24,857
0.0
56,000  UnitedHealth Group,
Inc., 4.650%,
01/15/2031 56,301
0.1
120,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 121,882
0.1
71,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 63,325
0.1
56,000
(1)
UnitedHealth Group,
Inc., 5.300%,
06/15/2035 57,098
0.1
65,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 60,714
0.1
405,000
(1)
UnitedHealth Group,
Inc., 5.625%,
07/15/2054 393,142
0.4
113,000
(1)
UnitedHealth Group,
Inc., 5.950%,
06/15/2055 114,840
0.1
44,000  Viatris, Inc., 3.850%,
06/22/2040 32,517
0.0
79,000  Zimmer Biomet
Holdings, Inc., 5.050%,
02/19/2030 80,992
0.1
71,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 73,220
0.1
14,702,004
16.4
Energy : 6.5%
73,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 46,935
0.1
111,000
(3)
BP Capital Markets
PLC, 6.125%,
12/31/2199 111,095
0.1
109,000
(2)
Cameron LNG LLC,
2.902%,
07/15/2031 99,058
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
99,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 $ 97,975
0.1
78,000
(2)
Cheniere Energy
Partners L.P., 5.550%,
10/30/2035 78,643
0.1
75,000
(2)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 78,117
0.1
240,000  Coterra Energy, Inc.,
5.900%,
02/15/2055 223,658
0.3
168,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 155,667
0.2
229,000  Eastern Gas
Transmission &
Storage, Inc., 3.000%,
11/15/2029 216,408
0.2
71,000  Energy Transfer L.P.,
5.700%,
04/01/2035 72,351
0.1
73,000  Energy Transfer L.P.,
5.950%,
10/01/2043 69,426
0.1
139,000  Energy Transfer L.P.,
6.000%,
06/15/2048 133,619
0.1
175,000  Energy Transfer L.P.,
6.050%,
09/01/2054 168,352
0.2
65,000
(3)
Energy Transfer L.P. H,
6.500%,
12/31/2199 65,453
0.1
124,000  Enterprise Products
Operating LLC, 3.950%,
01/31/2060 90,332
0.1
85,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 85,403
0.1
132,000  Enterprise Products
Operating LLC, 4.600%,
01/15/2031 133,045
0.1
40,000
(1)
Enterprise Products
Operating LLC, 4.850%,
01/31/2034 39,858
0.0
70,000
(1)
Enterprise Products
Operating LLC, 4.950%,
02/15/2035 69,790
0.1
113,000  Enterprise Products
Operating LLC, 5.200%,
01/15/2036 113,823
0.1
48,000  Enterprise Products
Operating LLC, 5.550%,
02/16/2055 46,355
0.1
362,000  EOG Resources, Inc.,
5.350%,
01/15/2036 367,266
0.4
42,000
(2)
EQT Corp., 4.500%,
01/15/2029 41,505
0.0
142,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 127,092
0.1
140,000  Hess Corp., 4.300%,
04/01/2027 139,733
0.2
195,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 194,819
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
85,000  Marathon Petroleum
Corp., 5.000%,
09/15/2054 $ 69,882
0.1
144,000  Marathon Petroleum
Corp., 5.700%,
03/01/2035 146,136
0.2
30,000  Marathon Petroleum
Corp., 6.500%,
03/01/2041 31,344
0.0
105,000  MPLX L.P., 2.650%,
08/15/2030 95,069
0.1
55,000  MPLX L.P., 5.500%,
06/01/2034 55,250
0.1
108,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 111,880
0.1
90,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 95,224
0.1
194,000  ONEOK, Inc., 5.700%,
11/01/2054 179,233
0.2
24,000  Ovintiv, Inc., 5.650%,
05/15/2028 24,679
0.0
120,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 119,393
0.1
33,000  Shell International
Finance BV, 2.875%,
11/26/2041 23,870
0.0
88,000  Targa Resources Corp.,
4.900%,
09/15/2030 88,778
0.1
57,000  Targa Resources Corp.,
5.500%,
02/15/2035 57,227
0.1
211,000  Targa Resources Corp.,
6.250%,
07/01/2052 209,181
0.2
38,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 37,716
0.0
119,000  TotalEnergies Capital
SA, 5.275%,
09/10/2054 111,514
0.1
98,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 95,121
0.1
74,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 69,828
0.1
176,000  Valero Energy Corp.,
5.150%,
02/15/2030 179,584
0.2
44,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 43,158
0.0
136,000  Williams Cos., Inc.,
4.625%,
06/30/2030 136,140
0.2
44,000  Williams Cos., Inc.,
4.900%,
03/15/2029 44,620
0.1
87,000  Williams Cos., Inc.,
5.100%,
09/15/2045 78,905
0.1
136,000  Williams Cos., Inc.,
5.300%,
09/30/2035 136,213
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
312,000  Woodside Finance Ltd.,
5.400%,
05/19/2030 $ 316,565
0.4
170,000  Woodside Finance Ltd.,
6.000%,
05/19/2035 173,611
0.2
5,795,899
6.5
Financial : 29.2%
160,000  Alleghany Corp.,
3.250%,
08/15/2051 107,424
0.1
75,000  Alleghany Corp.,
4.900%,
09/15/2044 68,350
0.1
64,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 42,397
0.0
19,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 17,543
0.0
23,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 22,870
0.0
108,000  American Homes 4
Rent L.P., 4.950%,
06/15/2030 109,149
0.1
46,000  American Homes 4
Rent L.P., 5.250%,
03/15/2035 45,686
0.1
200,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 203,452
0.2
46,000  American Homes 4
Rent L.P., 5.500%,
07/15/2034 46,686
0.1
103,000  American International
Group, Inc., 3.400%,
06/30/2030 98,001
0.1
108,000  American International
Group, Inc., 4.850%,
05/07/2030 109,772
0.1
262,000  American International
Group, Inc., 5.450%,
05/07/2035 268,809
0.3
149,000  American Tower Corp.,
1.500%,
01/31/2028 138,825
0.2
84,000  American Tower Corp.,
2.700%,
04/15/2031 75,374
0.1
82,000  American Tower Corp.,
3.600%,
01/15/2028 80,539
0.1
152,000  American Tower Corp.,
3.650%,
03/15/2027 150,194
0.2
87,000  American Tower Corp.,
5.000%,
01/31/2030 88,730
0.1
47,000  American Tower Corp.,
5.250%,
07/15/2028 48,200
0.1
68,000  Ameriprise Financial,
Inc., 5.200%,
04/15/2035 68,527
0.1
77,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 80,719
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
200,000  Banco Santander SA,
2.749%,
12/03/2030 $ 178,203
0.2
200,000  Banco Santander SA,
5.439%,
07/15/2031 207,859
0.2
400,000
(3)
Banco Santander SA,
9.625%,
12/31/2199 467,489
0.5
161,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 140,342
0.2
177,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 161,861
0.2
319,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 286,368
0.3
235,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 229,754
0.3
107,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 105,326
0.1
98,000
(3)
Bank of America Corp.,
5.464%,
05/09/2036 100,529
0.1
115,000
(3)
Bank of America Corp.,
5.511%,
01/24/2036 118,288
0.1
226,000
(3)
Bank of America Corp.,
5.518%,
10/25/2035 226,105
0.3
272,000
(3)
Bank of America Corp.,
5.744%,
02/12/2036 276,524
0.3
141,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 148,845
0.2
13,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 12,187
0.0
17,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 15,531
0.0
23,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 16,419
0.0
60,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 56,172
0.1
304,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 272,308
0.3
34,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 32,370
0.0
94,000  Bank of Montreal,
5.511%,
06/04/2031 98,321
0.1
125,000
(1)(3)
Bank of New York
Mellon Corp., 4.441%,
06/09/2028 125,707
0.1
569,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 581,067
0.6
53,000  Bank of Nova Scotia,
4.850%,
02/01/2030 54,022
0.1
106,000
(3)
Bank of Nova Scotia,
5.130%,
02/14/2031 107,980
0.1
172,000  BlackRock Funding,
Inc., 5.250%,
03/14/2054 165,113
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
295,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 $ 248,493
0.3
81,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 81,799
0.1
200,000
(2)(3)
CaixaBank SA, 5.581%,
07/03/2036 202,128
0.2
95,000  Camden Property Trust,
2.800%,
05/15/2030 88,381
0.1
172,000
(3)
Canadian Imperial Bank
of Commerce, 4.857%,
03/30/2029 173,883
0.2
394,000
(2)
Citadel L.P., 6.375%,
01/23/2032 411,643
0.5
250,000  Citibank NA, 4.576%,
05/29/2027 251,465
0.3
257,000  Citibank NA, 4.914%,
05/29/2030 261,997
0.3
240,000
(2)(3)
Commonwealth Bank
of Australia, 5.929%,
03/14/2046 235,905
0.3
218,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 204,770
0.2
155,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 161,136
0.2
270,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 284,372
0.3
161,000  Cousins Properties L.P.,
5.375%,
02/15/2032 162,818
0.2
146,000  Crown Castle, Inc.,
4.800%,
09/01/2028 146,933
0.2
57,000  Crown Castle, Inc.,
5.600%,
06/01/2029 58,857
0.1
200,000
(2)(3)
Danske Bank A/S,
4.613%,
10/02/2030 199,250
0.2
200,000
(2)(3)
Danske Bank A/S,
5.705%,
03/01/2030 207,562
0.2
150,000
(3)
Deutsche Bank AG/
New York NY, 5.297%,
05/09/2031 152,384
0.2
180,000
(3)
Deutsche Bank AG/
New York NY, 7.079%,
02/10/2034 191,952
0.2
200,000
(2)
EQT AB, 5.850%,
05/08/2035 204,158
0.2
358,000
(2)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 357,634
0.4
74,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 72,490
0.1
28,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 27,470
0.0
151,000
(3)
First Citizens
BancShares, Inc.,
6.254%,
03/12/2040 150,629
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
226,000  First Industrial L.P.,
5.250%,
01/15/2031 $ 228,748
0.3
73,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 75,851
0.1
244,000
(3)
Goldman Sachs
Group, Inc., 4.482%,
08/23/2028 244,370
0.3
144,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 142,319
0.2
224,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 226,045
0.3
77,000
(1)(3)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 78,993
0.1
55,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 57,264
0.1
243,000
(3)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 243,182
0.3
12,000  Goldman Sachs
Group, Inc., 6.250%,
02/01/2041 12,837
0.0
30,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 31,828
0.0
75,000  Hartford Financial
Services Group, Inc.,
2.800%,
08/19/2029 70,595
0.1
212,000  Hartford Financial
Services Group, Inc.,
2.900%,
09/15/2051 132,754
0.1
94,000  Hartford Financial
Services Group, Inc.,
4.400%,
03/15/2048 79,328
0.1
96,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 100,595
0.1
253,000  Hartford Financial
Services Group, Inc.,
6.100%,
10/01/2041 263,211
0.3
101,000
(2)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.713%,
(TSFR3M + 2.387%),
02/12/2067 94,087
0.1
318,000
(3)
Huntington Bancshares,
Inc., 6.141%,
11/18/2039 324,556
0.4
127,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 113,738
0.1
159,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 155,797
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
86,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 $ 87,379
0.1
87,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 74,125
0.1
304,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 284,757
0.3
31,000
(1)(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 29,807
0.0
39,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 36,374
0.0
92,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 90,131
0.1
296,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 296,616
0.3
91,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 91,329
0.1
90,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 91,664
0.1
100,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 101,864
0.1
51,000
(3)
JPMorgan Chase & Co.,
5.140%,
01/24/2031 52,312
0.1
398,000
(3)
JPMorgan Chase & Co.,
5.572%,
04/22/2036 412,620
0.5
99,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 104,049
0.1
63,000
(3)
JPMorgan Chase & Co.,
6.254%,
10/23/2034 68,496
0.1
70,000
(3)
KeyCorp, 6.401%,
03/06/2035 74,699
0.1
94,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 91,679
0.1
71,000
(2)
Lineage OP L.P.,
5.250%,
07/15/2030 71,458
0.1
200,000
(3)
Lloyds Banking
Group PLC, 5.087%,
11/26/2028 202,685
0.2
270,000
(3)
Lloyds Banking
Group PLC, 5.590%,
11/26/2035 274,767
0.3
200,000
(3)
Lloyds Banking
Group PLC, 6.068%,
06/13/2036 205,706
0.2
80,000
(2)
LPL Holdings, Inc.,
4.625%,
11/15/2027 79,870
0.1
158,000  LPL Holdings, Inc.,
5.650%,
03/15/2035 158,952
0.2
95,000
(2)
Macquarie Airfinance
Holdings Ltd., 8.125%,
03/30/2029 99,428
0.1
467,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 467,113
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
322,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.615%,
04/24/2036 $ 331,242
0.4
28,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 27,515
0.0
232,000
(3)
Morgan Stanley,
4.654%,
10/18/2030 232,487
0.3
272,000
(3)
Morgan Stanley,
5.587%,
01/18/2036 279,320
0.3
803,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 832,419
0.9
95,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 98,982
0.1
116,000
(3)
Morgan Stanley,
6.627%,
11/01/2034 127,916
0.1
27,000
(3)
Morgan Stanley, MTN,
2.511%,
10/20/2032 23,651
0.0
102,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 104,017
0.1
198,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 201,489
0.2
35,000
(3)
Morgan Stanley, MTN,
5.424%,
07/21/2034 35,867
0.0
271,000  National Health
Investors, Inc., 3.000%,
02/01/2031 240,662
0.3
250,000
(2)
National Securities
Clearing Corp., 4.700%,
05/20/2030 254,278
0.3
200,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 202,991
0.2
270,000
(3)
NatWest Group PLC,
5.115%,
05/23/2031 274,516
0.3
122,000  NNN REIT, Inc.,
4.600%,
02/15/2031 121,390
0.1
200,000  Nomura Holdings, Inc.,
5.491%,
06/29/2035 201,302
0.2
70,000
(2)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 73,157
0.1
107,000  Omega Healthcare
Investors, Inc., 5.200%,
07/01/2030 107,643
0.1
99,000
(1)
ORIX Corp., 5.400%,
02/25/2035 100,263
0.1
169,000  Phillips Edison Grocery
Center Operating
Partnership I L.P.,
5.250%,
08/15/2032 170,687
0.2
120,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 127,658
0.1
74,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 76,054
0.1
50,000  Raymond James
Financial, Inc., 3.750%,
04/01/2051 36,454
0.0
76,000  Regency Centers L.P.,
5.000%,
07/15/2032 76,908
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
315,000  Rexford Industrial
Realty L.P., 2.125%,
12/01/2030 $ 274,190
0.3
191,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 163,924
0.2
168,000
(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 168,338
0.2
194,000
(3)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 195,249
0.2
88,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 89,251
0.1
138,000
(1)(3)
Royal Bank of Canada,
GMTN, 4.970%,
05/02/2031 140,112
0.2
229,000
(3)
State Street Corp.,
3.031%,
11/01/2034 211,622
0.2
157,000
(3)
State Street Corp.,
4.675%,
10/22/2032 157,108
0.2
148,000  State Street Corp.,
4.834%,
04/24/2030 150,782
0.2
207,000  Sumitomo Mitsui
Financial Group, Inc.,
5.246%,
07/08/2036 207,000
0.2
188,000
(3)
Sumitomo Mitsui
Financial Group, Inc.,
5.796%,
07/08/2046 188,000
0.2
200,000
(3)
Sumitomo Mitsui
Financial Group, Inc.,
6.450%,
12/31/2199 196,461
0.2
200,000
(2)(3)
Swiss RE Subordinated
Finance PLC, 6.191%,
04/01/2046 200,075
0.2
80,000  Toronto-Dominion
Bank, MTN, 5.523%,
07/17/2028 82,772
0.1
109,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 113,912
0.1
60,000
(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 63,796
0.1
200,000
(2)(3)
UBS Group AG,
5.580%,
05/09/2036 204,600
0.2
200,000
(2)(3)
UBS Group AG,
9.250%,
12/31/2199 231,782
0.3
29,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 21,931
0.0
78,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 80,022
0.1
1,289,000
(3)
Wells Fargo & Co.,
5.605%,
04/23/2036 1,331,032
1.5
38,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 41,550
0.0
81,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 69,079
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
59,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 $ 53,763
0.1
300,000
(3)
Zions Bancorp NA,
6.816%,
11/19/2035 311,979
0.3
26,125,222
29.2
Industrial : 7.2%
86,000  Amphenol Corp.,
4.375%,
06/12/2028 86,612
0.1
148,000
(2)
Amrize Finance
US LLC, 5.400%,
04/07/2035 150,236
0.2
78,000  Boeing Co., 5.705%,
05/01/2040 77,113
0.1
37,000  Boeing Co., 5.930%,
05/01/2060 35,203
0.0
164,000  Boeing Co., 7.008%,
05/01/2064 180,304
0.2
91,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 72,764
0.1
14,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 12,295
0.0
80,000  Burlington Northern
Santa Fe LLC, 4.400%,
03/15/2042 70,816
0.1
48,000  Burlington Northern
Santa Fe LLC, 4.550%,
09/01/2044 42,600
0.0
81,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 76,752
0.1
40,000  Burlington Northern
Santa Fe LLC, 5.500%,
03/15/2055 39,655
0.0
118,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 110,916
0.1
136,000  Caterpillar, Inc.,
5.200%,
05/15/2035 138,704
0.2
49,000  Caterpillar, Inc.,
5.500%,
05/15/2055 48,872
0.1
30,000  CSX Corp., 4.250%,
11/01/2066 23,206
0.0
119,000  CSX Corp., 4.650%,
03/01/2068 97,862
0.1
148,000
(2)
FedEx Corp., 4.550%,
04/01/2046 119,545
0.1
40,247  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 34,845
0.0
161,000  GATX Corp., 5.500%,
06/15/2035 163,145
0.2
112,000  GATX Corp., 6.050%,
06/05/2054 112,224
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
61,000  General Dynamics
Corp., 4.950%,
08/15/2035 $ 61,263
0.1
92,000  HEICO Corp., 5.250%,
08/01/2028 94,417
0.1
208,000  Hexcel Corp., 5.875%,
02/26/2035 211,724
0.2
161,000  Honeywell International,
Inc., 4.750%,
02/01/2032 162,564
0.2
60,000  Honeywell International,
Inc., 5.000%,
03/01/2035 60,413
0.1
113,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 118,402
0.1
145,000  John Deere Capital
Corp., 4.400%,
09/08/2031 144,718
0.2
161,000  John Deere Capital
Corp., I, 4.550%,
06/05/2030 162,539
0.2
133,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 136,301
0.1
102,000
(1)
John Deere Capital
Corp., MTN, 5.100%,
04/11/2034 104,408
0.1
134,000  L3Harris Technologies,
Inc., 5.350%,
06/01/2034 137,048
0.2
143,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 146,955
0.2
86,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 79,504
0.1
75,000
(2)
Molex Electronic
Technologies LLC,
5.250%,
04/30/2032 76,134
0.1
50,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 41,004
0.0
14,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 14,472
0.0
13,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 13,393
0.0
65,000  Northrop Grumman
Corp., 5.150%,
05/01/2040 63,636
0.1
61,000  Northrop Grumman
Corp., 5.250%,
07/15/2035 62,274
0.1
101,000  Packaging Corp. of
America, 5.700%,
12/01/2033 105,548
0.1
191,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 4.200%,
04/01/2027 190,206
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
151,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 $ 154,605
0.2
87,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 80,229
0.1
7,000  Raytheon Technologies
Corp., 4.800%,
12/15/2043 6,325
0.0
42,000  Raytheon Technologies
Corp., 5.375%,
02/27/2053 40,238
0.0
166,000
(1)
Republic Services, Inc.,
2.375%,
03/15/2033 141,909
0.2
22,000  RTX Corp., 3.125%,
07/01/2050 14,600
0.0
58,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 59,048
0.1
12,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 12,334
0.0
93,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 96,319
0.1
204,000
(2)
Siemens Funding BV,
5.200%,
05/28/2035 207,805
0.2
200,000
(2)
Siemens Funding BV,
5.800%,
05/28/2055 205,966
0.2
95,000
(1)
Sonoco Products Co.,
5.000%,
09/01/2034 92,465
0.1
250,000
(2)
TTX Co., 5.050%,
11/15/2034 254,990
0.3
75,000  Tyco Electronics
Group SA, 4.500%,
02/09/2031 74,953
0.1
7,000  Union Pacific Corp.,
3.350%,
08/15/2046 5,080
0.0
27,000  Union Pacific Corp.,
3.550%,
05/20/2061 18,126
0.0
28,000  Union Pacific Corp.,
3.600%,
09/15/2037 24,370
0.0
50,000  Union Pacific Corp.,
3.750%,
02/05/2070 33,908
0.0
11,000  Union Pacific Corp.,
3.799%,
04/06/2071 7,546
0.0
10,000  Union Pacific Corp.,
3.839%,
03/20/2060 7,207
0.0
42,000  Union Pacific Corp.,
3.950%,
08/15/2059 31,044
0.0
18,000  Union Pacific Corp.,
4.050%,
11/15/2045 14,686
0.0
11,000  Union Pacific Corp.,
4.100%,
09/15/2067 8,146
0.0
111,000  Union Pacific Corp.,
5.100%,
02/20/2035 112,942
0.1
23,000  Union Pacific Corp.,
5.150%,
01/20/2063 20,988
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
80,000  Union Pacific Corp.,
MTN, 3.550%,
08/15/2039 $ 66,967
0.1
84,000
(1)
United Parcel
Service, Inc., 5.250%,
05/14/2035 85,698
0.1
73,000  United Parcel
Service, Inc., 5.950%,
05/14/2055 74,973
0.1
51,000  United Parcel
Service, Inc., 6.050%,
05/14/2065 52,245
0.1
158,000  Vulcan Materials Co.,
4.950%,
12/01/2029 161,199
0.2
51,000  Waste Connections,
Inc., 5.250%,
09/01/2035 52,164
0.1
317,000  Waste Management,
Inc., 4.950%,
03/15/2035 318,466
0.4
70,000  Waste Management,
Inc., 5.350%,
10/15/2054 67,429
0.1
6,485,562
7.2
Technology : 5.9%
85,000  Accenture Capital, Inc.,
4.050%,
10/04/2029 84,473
0.1
147,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 145,667
0.2
387,000  Accenture Capital, Inc.,
4.500%,
10/04/2034 376,775
0.4
132,000  Analog Devices, Inc.,
4.500%,
06/15/2030 133,119
0.1
109,000  Autodesk, Inc., 5.300%,
06/15/2035 110,914
0.1
53,000
(1)(2)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 50,959
0.1
239,000
(2)
Broadcom, Inc.,
3.187%,
11/15/2036 198,228
0.2
138,000
(2)
Broadcom, Inc.,
4.926%,
05/15/2037 134,004
0.2
137,000  Broadcom, Inc.,
5.150%,
11/15/2031 140,996
0.2
34,000  Broadcom, Inc.,
5.200%,
04/15/2032 34,978
0.0
43,000  Dell International LLC
/ EMC Corp., 5.300%,
04/01/2032 43,966
0.0
200,000
(2)
Foundry JV Holdco
LLC, 6.100%,
01/25/2036 207,160
0.2
132,000  Hewlett Packard
Enterprise Co., 5.000%,
10/15/2034 128,102
0.1
155,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 143,262
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
106,000  Intel Corp., 2.000%,
08/12/2031 $ 91,093
0.1
80,000  Intel Corp., 2.450%,
11/15/2029 73,120
0.1
184,000  Intel Corp., 2.800%,
08/12/2041 123,903
0.1
159,000  Intuit, Inc., 5.500%,
09/15/2053 157,993
0.2
90,000  Marvell Technology,
Inc., 2.950%,
04/15/2031 82,001
0.1
56,000  Marvell Technology,
Inc., 4.750%,
07/15/2030 56,265
0.1
151,000  Marvell Technology,
Inc., 4.875%,
06/22/2028 152,776
0.2
78,000  Marvell Technology,
Inc., 5.450%,
07/15/2035 78,572
0.1
328,000  Micron Technology, Inc.,
5.800%,
01/15/2035 339,359
0.4
137,000  Micron Technology, Inc.,
6.050%,
11/01/2035 143,434
0.2
197,000
(2)
MSCI, Inc., 3.625%,
09/01/2030 184,920
0.2
265,000
(2)
MSCI, Inc., 3.625%,
11/01/2031 244,352
0.3
80,000  Oracle Corp., 2.300%,
03/25/2028 75,947
0.1
134,000  Oracle Corp., 2.950%,
04/01/2030 125,175
0.1
12,000  Oracle Corp., 3.800%,
11/15/2037 10,279
0.0
24,000  Oracle Corp., 3.950%,
03/25/2051 17,730
0.0
45,000  Oracle Corp., 4.000%,
11/15/2047 34,474
0.0
31,000  Oracle Corp., 4.375%,
05/15/2055 24,288
0.0
119,000  Oracle Corp., 5.375%,
09/27/2054 108,862
0.1
63,000  Oracle Corp., 5.500%,
08/03/2035 64,424
0.1
306,000  Oracle Corp., 5.500%,
09/27/2064 278,928
0.3
217,000  Oracle Corp., 6.000%,
08/03/2055 216,816
0.2
55,000  Oracle Corp., 6.125%,
08/03/2065 55,096
0.1
58,000  Oracle Corp., 6.150%,
11/09/2029 61,907
0.1
72,000  Paychex, Inc., 5.100%,
04/15/2030 73,774
0.1
191,000  QUALCOMM, Inc.,
4.750%,
05/20/2032 193,302
0.2
111,000  QUALCOMM, Inc.,
5.000%,
05/20/2035 111,811
0.1
113,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 119,184
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
107,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 $ 94,621
0.1
5,327,009
5.9
Utilities : 11.2%
127,000  AEP Transmission
Co. LLC, 5.375%,
06/15/2035 129,822
0.1
77,000  AES Corp., 5.450%,
06/01/2028 78,706
0.1
145,000  AES Corp., 5.800%,
03/15/2032 147,295
0.2
30,000  Alabama Power Co.,
3.450%,
10/01/2049 21,341
0.0
45,000  Alabama Power Co.,
3.750%,
03/01/2045 35,179
0.0
164,000  Alabama Power Co.,
5.100%,
04/02/2035 165,366
0.2
46,000  Alabama Power Co.,
5.850%,
11/15/2033 49,092
0.1
48,000  Alabama Power Co. A,
4.300%,
07/15/2048 39,830
0.0
97,000  Ameren Corp., 5.000%,
01/15/2029 98,794
0.1
27,000
(1)
American Electric
Power Co., Inc.,
5.625%,
03/01/2033 28,082
0.0
30,000  American Water
Capital Corp., 4.150%,
06/01/2049 24,001
0.0
75,000  American Water
Capital Corp., 5.250%,
03/01/2035 76,037
0.1
108,000  American Water
Capital Corp., 5.450%,
03/01/2054 104,620
0.1
65,000  Arizona Public
Service Co., 5.700%,
08/15/2034 67,086
0.1
142,000  Atmos Energy Corp.,
5.200%,
08/15/2035 143,733
0.2
53,000  CenterPoint Energy
Houston Electric LLC,
5.050%,
03/01/2035 52,978
0.1
52,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 53,775
0.1
97,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 94,409
0.1
72,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 76,972
0.1
61,000  Commonwealth
Edison Co., 5.950%,
06/01/2055 63,221
0.1
84,000  Connecticut Light and
Power Co., 4.950%,
08/15/2034 84,034
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
37,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 $ 31,304
0.0
145,000  Consolidated Edison
Co. of New York,
Inc. 12-A, 4.200%,
03/15/2042 123,033
0.1
30,000  Consolidated Edison
Co. of New York, Inc.
C, 4.000%,
11/15/2057 22,347
0.0
107,000  Consumers Energy Co.,
4.900%,
02/15/2029 109,298
0.1
76,000  Consumers Energy Co.,
5.050%,
05/15/2035 76,569
0.1
85,000  DTE Electric Co.,
5.250%,
05/15/2035 86,591
0.1
99,000  DTE Electric Co.,
5.850%,
05/15/2055 101,451
0.1
40,000  DTE Energy Co.,
4.950%,
07/01/2027 40,479
0.1
70,000  DTE Energy Co.,
5.850%,
06/01/2034 73,264
0.1
7,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 5,440
0.0
39,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 32,275
0.0
22,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 18,837
0.0
45,000  Duke Energy Corp.,
3.150%,
08/15/2027 44,104
0.1
43,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 38,072
0.0
37,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 39,459
0.0
37,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 38,038
0.0
52,000  Duke Energy Florida
LLC, 6.200%,
11/15/2053 55,417
0.1
62,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 46,520
0.1
40,000  Duke Energy Ohio, Inc.,
4.300%,
02/01/2049 32,189
0.0
25,000  Duke Energy Ohio, Inc.,
5.250%,
04/01/2033 25,798
0.0
21,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 20,714
0.0
67,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 55,710
0.1
49,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 40,515
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
90,000  Entergy Arkansas LLC,
5.750%,
06/01/2054 $ 89,328
0.1
23,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 22,711
0.0
155,000  Essential Utilities, Inc.,
4.276%,
05/01/2049 121,863
0.1
53,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 53,758
0.1
117,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 118,436
0.1
44,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 43,477
0.1
42,000  Eversource Energy,
5.125%,
05/15/2033 42,056
0.1
63,000  Eversource Energy,
5.450%,
03/01/2028 64,652
0.1
54,000  Eversource Energy,
5.500%,
01/01/2034 55,022
0.1
76,000  Eversource Energy,
5.950%,
02/01/2029 79,405
0.1
124,000  Eversource Energy R,
1.650%,
08/15/2030 107,793
0.1
140,000  Exelon Corp., 5.125%,
03/15/2031 143,509
0.2
48,000  Exelon Corp., 5.150%,
03/15/2028 49,078
0.1
40,000  Florida Power &
Light Co., 5.400%,
09/01/2035 41,473
0.1
23,000  Florida Power &
Light Co., 5.650%,
02/01/2037 24,118
0.0
26,000  Indiana Michigan
Power Co., 3.850%,
05/15/2028 25,735
0.0
31,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 33,479
0.0
108,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 103,755
0.1
170,000  Jersey Central Power
& Light Co., 5.100%,
01/15/2035 169,578
0.2
148,000
(2)
Liberty Utilities Co.,
5.869%,
01/31/2034 151,142
0.2
51,000
(2)
Metropolitan Edison
Co., 5.200%,
04/01/2028 52,042
0.1
113,000  MidAmerican
Energy Co., 4.400%,
10/15/2044 96,920
0.1
23,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 21,029
0.0
18,000  Mississippi Power Co.,
4.750%,
10/15/2041 15,580
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
81,000
(2)
Monongahela
Power Co., 5.850%,
02/15/2034 $ 84,269
0.1
42,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 37,507
0.0
37,000  National Rural Utilities
Cooperative Finance
Corp., 3.400%,
02/07/2028 36,284
0.0
68,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 64,904
0.1
41,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 40,978
0.1
59,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 56,603
0.1
143,000  National Rural Utilities
Cooperative Finance
Corp., 4.400%,
11/01/2048 121,437
0.1
48,000  National Rural Utilities
Cooperative Finance
Corp., 4.950%,
02/07/2030 49,123
0.1
120,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 120,832
0.1
8,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 8,506
0.0
62,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.650%,
06/15/2031 52,780
0.1
76,000
(2)
New York State Electric
& Gas Corp., 2.150%,
10/01/2031 65,223
0.1
79,000
(2)
New York State Electric
& Gas Corp., 5.300%,
08/15/2034 80,071
0.1
108,000  NextEra Energy Capital
Holdings, Inc., 2.250%,
06/01/2030 97,310
0.1
99,000  NextEra Energy Capital
Holdings, Inc., 5.300%,
03/15/2032 102,063
0.1
74,000  NextEra Energy Capital
Holdings, Inc., 5.450%,
03/15/2035 75,466
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
97,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.375%,
08/15/2055 $ 99,295
0.1
73,000
(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 64,483
0.1
123,000
(2)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 118,406
0.1
194,000  NiSource, Inc., 5.850%,
04/01/2055 192,168
0.2
142,000  NSTAR Electric Co.,
5.200%,
03/01/2035 143,076
0.2
40,000  NSTAR Electric Co.,
5.400%,
06/01/2034 41,007
0.1
101,000  NSTAR Electric Co.,
5.500%,
03/15/2040 102,718
0.1
101,000  Oklahoma Gas and
Electric Co., 5.800%,
04/01/2055 100,892
0.1
71,000
(2)
Oncor Electric Delivery
Co. LLC, 5.350%,
04/01/2035 72,360
0.1
115,000  Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 111,448
0.1
143,000
(2)
Oncor Electric Delivery
Co. LLC, 5.800%,
04/01/2055 143,770
0.2
295,000  ONE Gas, Inc., 5.100%,
04/01/2029 302,282
0.3
56,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 42,324
0.1
100,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 79,542
0.1
32,000  PECO Energy Co.,
4.900%,
06/15/2033 32,511
0.0
75,000  PECO Energy Co.,
5.250%,
09/15/2054 71,182
0.1
95,000  PPL Capital Funding,
Inc., 5.250%,
09/01/2034 95,830
0.1
120,000
(2)
PSEG Power LLC,
5.200%,
05/15/2030 122,507
0.1
136,000
(2)
PSEG Power LLC,
5.750%,
05/15/2035 140,119
0.2
76,000  Public Service Co.
of New Hampshire,
3.600%,
07/01/2049 55,382
0.1
120,000  Public Service Co. of
Oklahoma, 5.200%,
01/15/2035 119,951
0.1
28,000  Public Service Electric
and Gas Co., 4.850%,
08/01/2034 27,933
0.0
103,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 106,217
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
12,000  Public Service Electric
and Gas Co., MTN,
3.800%,
03/01/2046 $ 9,383
0.0
94,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 96,439
0.1
55,000  Public Service Electric
and Gas Co., MTN,
5.500%,
03/01/2040 55,922
0.1
57,000  Public Service Electric
and Gas Co., Q,
5.500%,
03/01/2055 56,265
0.1
62,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 54,478
0.1
123,000  San Diego Gas &
Electric Co., 5.400%,
04/15/2035 125,647
0.1
282,000
(3)
Sempra, 4.875%,
12/31/2199 281,542
0.3
200,000
(2)
Snam SpA, 5.000%,
05/28/2030 201,766
0.2
44,000  Southern California
Edison Co., 4.000%,
04/01/2047 31,643
0.0
110,000  Southern California
Edison Co., 4.050%,
03/15/2042 82,631
0.1
108,000  Southern California
Gas Co., 5.450%,
06/15/2035 110,331
0.1
92,000  Southern California
Gas Co., 6.000%,
06/15/2055 93,804
0.1
40,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 40,396
0.0
121,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 121,666
0.1
40,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 40,389
0.0
177,000
(2)
Trans-Allegheny
Interstate Line Co.,
5.000%,
01/15/2031 180,167
0.2
90,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 90,428
0.1
22,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 21,696
0.0
207,000
(2)
Vistra Operations
Co. LLC, 5.700%,
12/30/2034 210,956
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
100,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 $ 102,139
0.1
10,004,183
11.2
Total Corporate Bonds/
Notes
(Cost $82,429,455)
83,584,730
93.3
U.S. TREASURY OBLIGATIONS : 3.5%
United States Treasury Bonds : 1.3%
943,200
4.625
%,
02/15/2055 918,441
1.0
248,100
5.000
%,
05/15/2045 254,903
0.3
1,173,344
1.3
United States Treasury Notes : 2.2%
316,600
3.750
%,
06/30/2027 316,811
0.3
356,000
3.875
%,
05/31/2027 356,862
0.4
404,400
3.875
%,
06/15/2028 406,564
0.5
178,900
3.875
%,
06/30/2030 179,592
0.2
519,000
4.000
%,
06/30/2032 519,446
0.6
197,600
4.250
%,
05/15/2035 197,924
0.2
1,977,199
2.2
Total U.S. Treasury
Obligations
(Cost $3,095,047)
3,150,543
3.5
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.2%
Financials : 0.2%
6,900
(4)
UMB Financial Corp.
178,986
0.2
Total Preferred Stock
(Cost $172,500)
178,986
0.2
Total Long-Term
Investments
(Cost $85,697,002)
86,914,259
97.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.2%
Repurchase Agreements : 2.2%
1,000,000
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $1,000,120,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
06/01/30-02/01/57)
1,000,000
1.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
933,213
(5)
TD Securities (USA)
LLC, Repurchase
Agreement dated
06/30/2025, 4.400%,
due 07/01/2025
(Repurchase Amount
$933,325, collateralized
by various U.S.
Government Securities,
4.750%, Market
Value plus accrued
interest $951,878, due
05/15/55)
$ 933,213
1.1
Total Repurchase
Agreements
(Cost $1,933,213)
1,933,213
2.2
Total Short-Term
Investments
(Cost $1,933,213)
1,933,213
2.2
Total Investments in
Securities
(Cost $87,630,215) $ 88,847,472 99.2
Assets in Excess of
Other Liabilities
691,242 0.8
Net Assets $ 89,538,714 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2025.
(4)
Preferred Stock may be called prior to convertible date.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 83,584,730 $ — $ 83,584,730
U.S. Treasury Obligations — 3,150,543 — 3,150,543
Preferred Stock — 178,986 — 178,986
Short-Term Investments — 1,933,213 — 1,933,213
Total Investments, at fair value $ — $ 88,847,472 $ — $ 88,847,472
Other Financial Instruments+
Futures 146,848 — — 146,848
Total Assets $ 146,848 $ 88,847,472 $ — $ 88,994,320
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (23,981) $ — $ (23,981)
Futures (322,410) — — (322,410)
Total Liabilities $ (322,410) $ (23,981) $ — $ (346,391)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2025, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 64 09/30/25 $ 13,313,500 $ 47,940
U.S. Treasury 10-Year Note 19 09/19/25 2,130,375 32,328
U.S. Treasury Long Bond 19 09/19/25 2,193,906 45,405
U.S. Treasury Ultra Long Bond 6 09/19/25 714,750 21,175
$ 18,352,531 $ 146,848
Short Contracts:
U.S. Treasury 5-Year Note (25) 09/30/25 (2,725,000) (19,923)
U.S. Treasury Ultra 10-Year Note (122) 09/19/25 (13,940,406) (302,487)
$ (16,665,406) $ (322,410)
At June 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Investment Grade Credit Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American Investment Grade Series
44, Version 1 Buy (1.000) 06/20/30 USD 4,159,000 $ (92,112) $ (23,981)
$ (92,112) $ (23,981)

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,644,321
Gross Unrealized Depreciation (427,064)
Net Unrealized Appreciation $ 1,217,257